History and Organization (Details)	6 Months Ended
	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
History and Organization
Par value per share	$ 0.1	$ 0.1
Common stock conversion ratio	0.17704366
Provident Class A Ordinary Shares
History and Organization
Par value per share	$ 0.0001
Provident Class B Ordinary Shares
History and Organization
Par value per share	0.0001
Perfect Ordinary Shares
History and Organization
Par value per share	0.1
Perfect Preference Shares
History and Organization
Par value per share	0.1
Perfect Class A Ordinary Shares
History and Organization
Par value per share	0.1	0.1
Perfect Class B Ordinary Shares
History and Organization
Par value per share	$ 0.1	$ 0.1